REGULATORY FRAMEWORK - Amendments to LAD (Details)	Jan. 02, 2017	Jan. 04, 2016
Amendments to the LAD
Regulatory framework
Period of extension		10 years
Period for which broadcasting services not provided		2 years
Additional term of extension		1 year
Amendments to DNU No. 267/15
Regulatory framework
Period for protection of last-mile fixed of new generation networks	15 years